Provisions - Disclosure of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other provisions [line items]
Current provisions	€ 11,311	€ 9,909	[1]	€ 4,114
Non-current provisions	8,460	7,270	[1]	€ 1,610
Total	19,771	17,179
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	3,501	3,461
Non-current provisions	5,764	4,761
Total	9,265	8,222
Sales incentives
Disclosure of other provisions [line items]
Current provisions	3,395	3,008
Non-current provisions	0	0
Total	3,395	3,008
Restructuring
Disclosure of other provisions [line items]
Current provisions	853	647
Non-current provisions	687	529
Total	1,540	1,176
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	405	456
Non-current provisions	793	608
Total	1,198	1,064
Commercial risks
Disclosure of other provisions [line items]
Current provisions	2,444	1,441
Non-current provisions	228	292
Total	2,672	1,733
Other risks
Disclosure of other provisions [line items]
Current provisions	713	896
Non-current provisions	988	1,080
Total	€ 1,701	€ 1,976

[1]	Refer to Note 3, Scope of consolidation